DESCRIPTION OF BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
DESCRIPTION OF BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
NOTE 1 – DESCRIPTION OF BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Description of Business
On February 7, 2017, Trilogy International Partners LLC (“Trilogy LLC”), a Washington limited liability company, and Alignvest Acquisition Corporation completed a court approved plan of arrangement (the “Arrangement”) pursuant to an arrangement agreement dated November 1, 2016 (as amended December 20, 2016, the “Arrangement Agreement”). As a result of the Arrangement, Trilogy International Partners Inc. (“TIP Inc.” and together with its consolidated subsidiaries, the “Company”), through a wholly owned subsidiary, obtained a controlling interest in and thus consolidates Trilogy LLC.
The Company has two
reportable segments, New Zealand and Bolivia. See Note 20 – Subsequent Events for further information regarding pending transactions related to the New Zealand and Bolivia segments.
Through subsidiaries, Trilogy LLC provides wireless voice and data communications in these two countries including local, international long distance (“ILD”) and roaming services, for both customers and international visitors roaming on its networks. These services are provided under Global System for Mobile Communications (“GSM” or “2G”) (in Bolivia only), Universal Mobile Telecommunication Service, a
GSM-based
third generation mobile service for mobile communications networks (“3G”), and Long Term Evolution (“LTE”), a widely deployed fourth generation service (“4G”), technologies. Trilogy LLC’s New Zealand subsidiary also provides fixed broadband communications to residential and enterprise customers. Unallocated corporate operating expenses, which pertain primarily to corporate administrative functions that support the segments, but are not specifically attributable to or managed by any segment, are presented as a reconciling item between total segment results and consolidated financial results. Additional information relating to our reportable segments is included in Note 18 – Segment Information. Below is a brief summary of each of the Company’s operations:
New Zealand:
Two Degrees Mobile Limited (“2degrees”) was formed under the laws of New Zealand on February 15, 2001. 2degrees holds spectrum licenses to provide nationwide wireless communication services. 2degrees launched commercial operations in 2009 as the third operator in New Zealand. 2degrees provides voice, data and long distance services to its customers over 3G and 4G networks. 2degrees maintains inbound visitor roaming and international outbound roaming agreements with various international carriers. 2degrees offers its mobile communications services through both prepaid and postpaid payment plans. In addition, 2degrees offers fixed broadband communications services to residential and enterprise customers.
As of December 31, 2021, through its consolidated subsidiaries, Trilogy LLC’s ownership interest in 2degrees was 73.2%.
Bolivia:
Empresa de Telecomunicaciones NuevaTel (PCS de Bolivia), S.A. (“NuevaTel”) was formed under the laws of Bolivia in November, 1999 to engage in Personal Communication Systems (“PCS”) operations. NuevaTel was awarded its first PCS license in 1999 and commenced commercial service in November 2000 under the brand name Viva. NuevaTel operates a GSM network along with 3G and 4G networks. These networks provide voice and data services, including high-speed Internet, messaging services and application and content downloads. NuevaTel offers its services through both prepaid and postpaid payment plans, although the majority of NuevaTel’s subscribers pay on a prepaid basis. In addition to mobile voice and data services, NuevaTel offers fixed wireless broadband services and public telephony services. NuevaTel’s public telephony service utilizes wireless pay telephones located in stores and call centers that are owned and managed by NuevaTel resellers.
As of December 31, 2021, through its consolidated subsidiaries, Trilogy LLC’s ownership interest in NuevaTel was 71.5%.
Impact of
COVID-19
on our Business:
In December 2019, a strain of coronavirus, now known as
COVID-19,
surfaced in China, spreading rapidly throughout the world in the following months. In March 2020, the World Health Organization declared the outbreak of
COVID-19
to be a pandemic. Shortly following this declaration and after observing
COVID-19
infections in their countries, the governments of New Zealand and Bolivia imposed quarantine policies with isolation requirements and movement restrictions.
During 2020 and 2021 and continuing through the filing date of these Consolidated Financial Statements, the business and operations of both 2degrees and NuevaTel have been affected by the pandemic. The impact to date has varied with differing effects on financial and business results in New Zealand and Bolivia. Given the ongoing and changing developments related to the pandemic, the full extent of future effects on the Company’s businesses and financial results cannot be reliably estimated.
In New Zealand, the government’s swift and significant response at the outset of the pandemic had an immediate impact on customer acquisition and revenues, and 2degrees undertook actions throughout 2020 and 2021 to mitigate the impact. However, as movement restrictions within New Zealand were lifted, financial results, including revenues and Segment Adjusted EBITDA (see Note 18 – Segment Information), began to improve sequentially in the latter part of 2020 and continued through 2021 as compared to the initial months of the pandemic. During the third quarter of 2021, a resurgence of
COVID-19
cases resulted in a reinstatement of movement restrictions which adversely affected financial sequential results during the quarter. These movement restrictions remained in force at various levels throughout the country until December 2021 when a new “traffic light” framework was rolled out
. The traffic light structure provides more certainty and stability with schools and businesses remaining open during all color stages. However, certain capacity and vaccination restrictions may be implemented depending on the color stage. Although this new framework provides a more predictable and open environment, there continues to be uncertainty for 2degrees regarding the future effect of
COVID-19
on the New Zealand economy and related responses by the government, regulators and customers.
In Bolivia, the consequences of
COVID-19
and related societal restrictions have been more pronounced, and the impact of the pandemic on the financial results of NuevaTel has been more significant, than in New Zealand. Over the course of 2020 and 2021, NuevaTel experienced a reduction in key financial metrics including revenues, Segment Adjusted EBITDA and subscribers as a result of societal and movement restrictions which significantly affected customer behavior.
Additionally, societal and movement restrictions in effect in Bolivia through the end of 2021 resulted in economic uncertainty and it is unclear when customer behavior in Bolivia will return to historic norms, creating a risk of a continuing adverse impact on the timing and amount of cash collections, bad debt expense and revenue trends. Periodically during 2021, certain regions in Bolivia experienced a resurgence of
COVID-19
cases which resulted in additional measures that suppressed typical customer behavior. Due to the wide-ranging economic effect of
COVID-19
in Bolivia, NuevaTel generated substantial net losses during the periods impacted by the pandemic and continuing through the year ended December 31, 2021. Similarly, the net losses incurred in 2020 impacted our near-term expectation regarding the ability to generate taxable income in Bolivia and thereby utilize NuevaTel’s deferred tax assets, certain of which have a relatively short duration of use. Consequently, during the third quarter of 2020, management changed its assessment with respect to the ability to realize NuevaTel’s net deferred tax assets, concluding that they are no longer more likely than not to be realized. On the basis of this evaluation, management recorded a full valuation allowance against NuevaTel’s net deferred tax asset balance in 2020 and has continued to maintain a full reserve through December 31, 2021. Management will continue to assess the need for a valuation allowance in future periods.
As it relates to NuevaTel’s long-lived assets, including property and equipment, license costs and other intangible assets, and operating lease right of-use-assets,
the Company monitors and assesses for impairment when events or changes in circumstances indicate that the carrying amount of an affected asset group may not be recoverable. This evaluation of long-lived assets is performed at the NuevaTel entity level, which is the lowest level at which individual cash flows can be identified. As disclosed in prior filings by the Company, NuevaTel’s financial performance during the second half of 2021 was expected to be pivotal to management’s continuing evaluation of facts and circumstances in this regard. Amidst the ongoing impact of
COVID-19
on the local economy, NuevaTel did not meet management’s expectations regarding recovery of its business and financial performance during the third quarter of 2021, particularly considering the sequential quarters of negative Adjusted EBITDA during a period when management expected a return to a positive trajectory. As a result, expectations regarding NuevaTel’s long-term financial performance were revised to reflect these changes in facts and circumstances. Due to these and other changes in events and circumstances for NuevaTel, the Company tested the long-lived assets of NuevaTel (the “asset group”) in the third quarter of 2021 for recoverability and impairment.
In evaluating long-lived assets for recoverability, the undiscounted cash flows expected to result from the use of the asset group are compared to the carrying value of the asset group. If the undiscounted cash flows are less than the carrying value, an impairment loss is recognized to the extent that the carrying value of the asset group exceeds its fair value, considering external market participant assumptions. The Company performed a recoverability test during the third quarter of 2021 using management’s best estimate of future undiscounted cash flows and determined that the carrying value of the asset group was not recoverable. Accordingly, the Company determined an estimated fair value of the asset group and related long-lived assets using a combination of valuation techniques, including: (i) a discounted cash flow method, which estimates the amount and timing of net future cash flows and discounts them using a risk-adjusted rate of interest, (ii) a guideline public company method using observable public company valuation information, and (iii) a transaction-based method using observable valuations of recent merged or acquired companies in the telecommunications industry. The fair values of the long-lived assets included within the asset group were further determined using various valuation techniques applied by asset type, including observed market sales of similar assets and consideration of liquidation values and economic obsolescence factors. As a result of estimating the fair value of the asset group and comparing amounts to their carrying value, the Company recorded an impairment charge in the amount of $113.8 million during the year ended December 31, 2021. The impairment was allocated to long-lived assets in the following amounts: $42.2 million to property and equipment, $48.5 million to operating lease right-of-use
assets, $18.8 million to license costs and other intangible assets, and $4.3 million to other assets. These impairment charges were included in Impairment of long-lived assets in our Consolidated Statements of Operations and
Comprehensive (Loss) Income
. The
pre-tax
impairment charge resulted in a $
28.5
million deferred tax asset which was offset by a full valuation allowance, and a $
5.2
 million tax benefit as a result of the reduction to the Company’s deferred tax liability for NuevaTel’s unrepatriated earnings.

NuevaTel has maintained adequate cash liquidity to date in part due to cash management efforts since the onset of the COVID-19 pandemic, resulting in $
17.5

million of cash, cash equivalents and restricted cash as of December 31, 2021. As an additional measure to preserve liquidity and support the ability to generate future cash flows, NuevaTel implemented workforce reductions in the fourth quarter of 2020 with related cost reductions continuing through the year ended December 31, 2021. Although these initiatives have tempered the impact to date, the prolonged effect of the COVID-19 pandemic has resulted in increased liquidity and cash challenges for NuevaTel regarding its ability to meet its financial obligations as they become due. Specifically, forecasted cash resources may not be sufficient to fund certain obligations due in the first half of 2022 as management continues to address issues associated with meeting such financial obligations. These actions are currently underway and include arranging extended payment terms with suppliers, further controlling costs and further limiting capital expenditures. If NuevaTel is unable to complete the aforementioned activities to a sufficient degree, NuevaTel is projected to have a cash shortfall in the coming months and as early as May 2022.
Notwithstanding the above and as further discussed in Note 20 – Subsequent Events, on March 28, 2022, the Company entered into an agreement for the transfer of its equity interests in NuevaTel to a third party for a nominal purchase price. Closing is subject to Bolivian regulatory review and approval, unless such condition is waived by the purchaser. The Company will monitor the progress of the closing of the transaction and the related impact on the Company’s exposure to NuevaTel’s liquidity concerns over future periods. There is no certainty that the transaction will close or that NuevaTel’s liquidity concerns will be resolved.
Liquidity:
2degrees has a bank loan facility (the “New Zealand 2023 Senior Facilities Agreement”) with a total outstanding balance of
$285 million NZD ($194.8 million based on the exchange rate at December 31, 2021). The New Zealand 2023 Senior Facilities Agreement is scheduled to mature in February 2023 unless it is refinanced or its maturity date is extended. In the absence of an extension of the maturity date of this obligation and as long as the Company continues to hold an ownership interest in 2degrees, the significant amounts due under the New Zealand 2023 Senior Facilities Agreement relative to the Company’s available liquid assets would raise substantial doubt about the Company’s ability to continue as a going concern and to satisfy this obligation within one year from the date on which these Consolidated Financial Statements are issued. However, as further discussed in Note 20 – Subsequent Events, in March 2022, TIP Inc.’s shareholders approved a definitive agreement to sell the Company’s equity interest in 2degrees, the New Zealand Segment, to a third party acquiror. In connection with the closing of the sale of the New Zealand Segment, the Company and its retained consolidated subsidiaries would no longer have any obligation related to such facilities.
While the transaction is subject to final regulatory approval, management’s plans to complete the sale of 2degrees are considered probable to be completed based on the stage and status of the sale process as of the date of issuance of these Consolidated Financial Statements and accordingly alleviates the substantial doubt regarding the Company’s ability to continue as a going concern.
Basis of Presentation and Principles of Consolidation
The Company’s Consolidated Financial Statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The Company consolidates majority-owned subsidiaries over which it exercises control, as well as variable interest entities (“VIEs”) where it is deemed to be the primary beneficiary and thus VIEs are required to be consolidated in our financial statements. All significant intercompany transactions and accounts have been eliminated in consolidation for all periods presented.
Beginning in 2021, we replaced “Wireline” with “Fixed broadband” to describe the revenues and subscribers associated with the Company’s fixed broadband products in New Zealand and Bolivia, which may be provided using fixed line or wireless technology. As a result, fixed LTE service revenues were reclassified from Wireless service revenues and are now included as a component of Fixed broadband service revenues in our Consolidated Statements of Operations and
Comprehensive (Loss) Income
. This reclassification has been applied to all periods presented in these financial statements. Fixed LTE service revenues reclassified to Fixed broadband service revenues were $5.1 million, $3.1 million and $1.5 million for the years ended December 31, 2021, 2020 and 2019, respectively. This change had no impact on total revenues or net loss for any period presented.
Significant Accounting Policies
Use of Estimates:
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and the amounts of revenues and expenses reported for the periods presented. Certain estimates require difficult, subjective or complex judgments about matters that are inherently uncertain. Actual results could differ from those estimates.
Examples of significant estimates include the allowance for doubtful accounts, the useful lives of property and equipment, amortization periods for intangible assets, fair value of financial instruments and equity-based compensation, imputed discount on equipment installment receivables, cost estimates for asset retirement obligations, realizability of deferred income taxes, fair value measurements related to goodwill, spectrum licenses and intangibles, projections used in impairment analysis, evaluation of minimum operating lease terms and the period for recognizing prepaid and postpaid revenues based on breakage.
Cash, Cash Equivalents and Restricted Cash
Cash and cash equivalents consist of highly liquid investments with original maturities of three months or less at the acquisition date or with a variable rate which can be liquidated on demand. The balance of cash and cash equivalents held by our consolidated subsidiaries was $52.8 million and $64.5 million as of December 31, 2021 and 2020, respectively. Of these balances, $36.4 million and $30.2 million was held by 2degrees and $16.4 million and $33.9 million was held by NuevaTel, as of December 31, 2021 and 2020, respectively.
The Company classifies cash as restricted when the cash is unavailable for use in general operations. The Company had $1.5 million and $31.3 million of restricted cash as of December 31, 2021 and 2020, respectively. The restricted cash balances held by the Company at December 31, 2021 consisted primarily of cash restricted to offset current installments of debt. The restricted cash balances held by the Company at December 31, 2020 consisted primarily of cash balances restricted under the terms of debt agreements, restricted to offset current installments of debt or restricted as collateral for performance obligations under certain contracts with suppliers.
Balance sheet information related to cash, cash equivalents and restricted cash as of December 31, 2021 and 2020 consisted of the following:

	2021	2020

Cash and cash equivalents	$53,486	$71,212
Restricted cash	1,524	31,313

Total cash, cash equivalents and restricted cash	$55,010	$102,525

Short-term Investments:
The Company’s short-term investments, consisting primarily of U.S. Treasury securities and commercial paper with original maturities of more than three months from the date of purchase, are considered available-for-sale
(“AFS”) and reported at fair value. The net unrealized gains and losses on AFS investments are reported as a component of Other comprehensive income or loss. Realized gains and losses on AFS investments are determined using the specific identification method and included in Other, net. Gross unrealized holding gains (losses) were insignificant for the years ended December 31, 2021 and 2020. There were no short-term investments in the year ended December 31, 2019.
Accounts Receivable, net:
Accounts receivable consist primarily of amounts billed and due from customers, other wireless service providers, and dealers and are generally unsecured. Local interconnection and telecom cooperative receivables due from other wireless service providers represented $14.9 million and $10.7 million of Accounts receivable, net at December 31, 2021 and 2020, respectively. Interconnection receivables and payables are reported on a gross basis in the Consolidated Balance Sheets and in the Consolidated Statements of Cash Flows as there is no legal right to offset these amounts, consistent with the presentation of related interconnection revenues and expenses in the Consolidated Statements of Operations and Comprehensive (Loss) Income.
Management makes estimates of the uncollectability of its accounts receivable. In determining the adequacy of the allowance for doubtful accounts, management analyzes historical experience and current collection trends, known troubled accounts, receivable aging and current economic trends. The Company writes off account balances against the allowance for doubtful billed accounts when collection efforts are unsuccessful. Provisions for uncollectible receivables are included in General and administrative expenses. The allowance for doubtful accounts was $6.3 million and $8.8 million as of December 31, 2021 and 2020, respectively.
EIP Receivables:
In New Zealand, 2degrees offers certain wireless customers the option to pay for their handsets in installments over a period of up to 36 months using an EIP. In Bolivia, in 2018, NuevaTel began offering certain wireless subscribers the option to pay for their handsets in installments over a period of 18 months using an EIP. The amounts recorded as EIP receivables at the end of each period represent EIP receivables for which invoices were not yet generated for the customer (“unbilled”). Invoiced EIP receivables are recorded in the Accounts receivable, net balance, consistent with other outstanding customer trade receivables. In New Zealand, 2degrees initially assesses the credit quality of each EIP applicant. Based on subscribers’ credit quality, subscribers may be denied an EIP option or be required to participate in a risk mitigation program which includes paying a deposit and allowing for automatic payments. In Bolivia, NuevaTel offers installment plans only to subscribers with a low expected delinquency risk based on the Company’s credit analysis and the customer’s income level. All of the Company’s EIP customers are required to make a down payment for a handset. The current portion of EIP receivables is included in Equipment installment plan receivables, net and the long-term portion of EIP receivables is included in Long-term equipment installment plan receivables in our Consolidated Balance Sheets.
At the time of sale of handsets under installment plans, we impute risk adjusted interest on certain receivables associated with EIPs. We record any deferral of this imputed discount as a reduction in EIP receivables, net in our Consolidated Balance Sheets and amortize the deferred amount over the financed device payment term in
Non-subscriber
international long distance and other revenues in our Consolidated Statements of Operations and Comprehensive (Loss) Income.
The Company establishes an allowance for EIP receivables to cover probable and reasonably estimated losses. The estimate of allowance for doubtful accounts considers a number of factors, including collection experience, receivable aging, customer credit quality and other qualitative factors including macro-economic factors. The Company monitors the EIP receivable balances and writes off account balances if collection efforts are unsuccessful and future collection is unlikely. See Note 4 – EIP Receivables for additional information as it relates to the allowance for doubtful accounts specifically attributable to EIP receivables.

In August 2019, 2degrees entered into an EIP receivables secured borrowing arrangement with an intermediary purchasing entity (the “EIP Purchaser”) and financial institutions that lend capital to the EIP Purchaser. The transfer of receivables through this arrangement does not qualify as a sale of financial assets under GAAP and as such is recorded as a secured borrowing. Upon transfer to the EIP Purchaser, the Company does not derecognize the receivables or related allowance for doubtful accounts and unamortized imputed discount. The above summary of EIP receivables accounting policy remains applicable for unbilled EIP receivables sold through this arrangement. For further information, see Note 4 – EIP Receivables.
Inventories:
Inventory consists primarily of wireless devices and accessories. Cost is determined by the first-in,
first-out
(“FIFO”) method and the weighted average cost method, which has historically approximated the FIFO method. Subsequent measurement of inventory is determined using the cost and net realizable value test. Net realizable value is determined using the estimated selling price in the ordinary course of business. The Company records inventory write-downs to net realizable value for obsolete and slow-moving items based on inventory turnover trends and historical experience.
Handset costs in excess of the revenues generated from handset sales, or handset subsidies, are expensed at the time of sale. The Company does not recognize the expected handset subsidies prior to the time of sale because the promotional discount decision is made at the point of sale and/or because the Company expects to recover the handset subsidies through service revenues.
For certain inventories held by a third-party distribution and logistics company located in New Zealand, the Company records inventories in our Consolidated Balance Sheets, with a corresponding increase to Other current liabilities and accrued expenses. The third-party distribution and logistics company purchases the inventory from various equipment manufacturers on behalf of and at the direction of 2degrees, with 2degrees specifying the purchase price, timing of purchase, and type and quantity of handsets. Therefore, the Company records the inventory once risk of loss is assumed in connection with the transfer from the manufacturers to the third-party distribution and logistics company.
Property and Equipment:
Property and equipment is recorded at cost or fair value for assets acquired as part of business combinations, and depreciation is calculated on a straight-line method over the estimated useful lives of the assets. Estimated useful lives are generally as follows: (i) buildings 40 years; (ii) wireless communications systems range from 2 to 20 years; and (iii) furniture, equipment, vehicles and software range from 2 to 17 years. Leasehold improvements are recorded at cost and depreciated over the lesser of the term of the lease or the estimated useful life. Costs of additions and major replacements and improvements are capitalized. Repair and maintenance expenditures which do not enhance the asset’s functionality or extend the asset’s useful life are charged to operating expenses as incurred. Construction costs, labor and overhead incurred in the expansion or enhancement of the Company’s networks are capitalized. Capitalization commences with pre-construction
period administrative and technical activities, which may include obtaining leases, zoning approvals and building permits, and ceases when the asset is ready for its intended use and placed in service. Upon sale or retirement of an asset, the related costs and accumulated depreciation are removed from the balance sheet accounts and any gain or loss is recognized. Assets under construction are not depreciated until placed in service.
Interest expense incurred during the construction phase of the Company’s wireless networks is capitalized as part of property and equipment until assets are placed into service. Capitalized interest costs are amortized over the estimated useful lives of the related assets. Capitalized interest for the years ended December 31, 2021, 2020 and 2019 was $0.9 million, $0.8 million and $1.1 million, respectively.
The Company capitalizes certain costs incurred in connection with developing or acquiring internal use software. Capitalization of software costs commences once selection of a specific software project has been made and the Company approves and commits to funding the project. Capitalized costs include direct development costs associated with internal use software, including internal direct labor costs and external costs of materials and services. Capitalized software costs are included in Property and equipment, net and amortized on a straight-line basis over the estimated useful life of the asset. Costs incurred during the preliminary project stage, as well as maintenance and training costs, are expensed as incurred.

The Company records an asset retirement obligation (“ARO”) for the fair value of obligations associated with the retirement of tangible long-lived assets and records a corresponding increase in the carrying amount of the related asset in the period in which the obligation is incurred. These obligations primarily pertain to the Company’s obligations related to network infrastructure, principally tower and related assets, and include obligations to remediate leased land on which the Company’s network infrastructure assets are located. The liability is accreted to its present value each period, and the capitalized cost is depreciated over the estimated useful life of the related asset. Upon settlement of the liability, any difference between the recorded ARO liability and the actual retirement costs incurred is recognized as an operating gain or loss in the Consolidated Statement of Operations and Comprehensive (Loss) Income.
The significant assumptions used in estimating the ARO include the following: a probability that the Company’s leases with ARO will be remediated at the lessor’s directive; expected settlement dates that coincide with lease expiration dates plus estimated lease extensions; remediation costs that are indicative of what third-party vendors would charge the Company to remediate the sites; expected inflation rates that are consistent with historical inflation rates; and credit-adjusted risk-free interest rates which approximate the Company’s incremental borrowing rates.
Leases (effective January 1, 2020):
We lease cell sites, retail stores, offices, vehicles, equipment and other assets from third parties under operating and finance leases. We determine whether a contract is a lease or contains a lease at contract inception, and this assessment requires judgment including consideration of factors such as whether we have obtained substantially all of the rights to the underlying assets and whether we have the ability to direct the use of the related assets.
Right-of-use
(“ROU”) assets represent our right to use an underlying asset for the lease term and the lease liability represents our obligation to make payments arising from the lease. Lease liabilities are recognized at commencement date based on the present value of the remaining lease payments over the lease term. As the rates implicit in our leases are not readily determinable, our incremental borrowing rate is used in calculating the present value of the sum of the lease payments, and determining the rate used for discounting these payments requires judgment. ROU assets are recognized at commencement date at the value of the lease liability, adjusted for any prepayments, lease incentives, or initial direct costs. The incremental borrowing rate is determined using a portfolio approach based on the rate of interest that would be paid to borrow an amount equal to the lease payments on a collateralized basis over a similar term. We use an unsecured borrowing rate and risk adjust that rate to approximate a collateralized rate for each geographic region in which we conduct business. Our typical lease arrangement includes a non-cancellable
term with renewal options for varying terms depending on the nature of the lease. We include the renewal options that are reasonably certain to be exercised as part of the lease term, and this assessment is also an area of judgment. For cell site locations, optional renewals are included in the lease term based on the date the sites were placed in service and to the extent that renewals are reasonably certain based on the age and duration of the sites. For other leases, renewal options are typically not considered to be reasonably certain to be exercised.
We have certain lease arrangements with
non-lease
components that relate to the lease components, primarily related to maintenance and utility costs that are paid to the lessor.
Non-lease
components and the lease components to which they relate are accounted for together as a single lease component for all asset classes. Certain leases contain escalation clauses or payment of executory costs such as taxes, utilities and maintenance. We recognize lease payments for short-term leases as expense either straight-line over the lease term or as incurred depending on whether lease payments are fixed or variable.
License Costs and Other Intangible Assets:
Intangible assets consist primarily of wireless spectrum licenses in foreign markets, tradenames and subscriber relationships. License costs primarily represent costs incurred to acquire wireless spectrum licenses in foreign markets, which are recorded at cost, and the value attributed to wireless spectrum licenses acquired in business combinations. Amortization begins with the commencement of service to customers. The license costs are amortized using the straight-line method over 7 to 20 years, corresponding to the expiration dates of the licenses as issued by the applicable
regulators. Licenses, subject to certain conditions, are usually renewable and are generally non-exclusive.
However, management generally does not consider renewal periods when determining the useful life of a license since there is no certainty that a license will be renewed without significant cost (or at no cost).
Subscriber relationships were acquired as part of the acquisition in New Zealand of our fixed broadband communications services provider, Snap Limited, in 2015 and relate to established relationships with residential and enterprise customers through contracts for fixed broadband services. Subscriber relationships are amortized over the estimated useful life of 7 years using an accelerated method, which management believes best reflects the estimated pattern in which the economic benefits of the assets will be consumed.

Impairment of Long-Lived Assets:

The Company evaluates its long-lived assets, including intangible assets subject to amortization, for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset group may not be recoverable. Asset groups are determined at the lowest level for which identifiable cash flows are largely independent of cash flows of other groups of assets and liabilities. When the carrying amount of a long-lived asset group is not fully recoverable and exceeds its fair value, an impairment loss is recognized equal to the excess of the asset group’s carrying value over the estimated fair value. We determine fair value by using a combination of comparable market values, estimated future discounted cash flows and appraisals, as appropriate.
As discussed under “Impact of
COVID-19
on our Business” above, the Company tested the long-lived assets of NuevaTel in the third quarter of 2021 for impairment and recorded an impairment charge in the amount of $113.8 million for the year ended December 31, 2021. The impairment was allocated to long-lived assets in the following amounts: $42.2 million to property and equipment, $48.5 million to operating lease right-of-use
assets, $18.8 million to license costs and other intangible assets, and $4.3 million to other assets. These impairment charges were included in Impairment of long-lived assets in our Consolidated Statements of Operations and
Comprehensive (Loss) Income
. The
pre-tax
impairment charge resulted in a $
28.5
 million deferred tax asset which was offset by a full valuation allowance, and a $
5.2
 million tax benefit as a result of the reduction to the Company’s deferred tax liability for NuevaTel’s unrepatriated earnings. For further information, see “Impact of
COVID-19
on our Business” above. There were no events or changes in circumstances that indicated impairment should be recorded for long-lived assets for the fiscal years ended December 31, 2020 and 2019.
Goodwill:
Goodwill is the excess of the cost of an acquisition of businesses over the fair value of the net identifiable assets acquired as of the acquisition date. The Company reviews goodwill for potential impairment annually as of November 30 and also during interim periods if events or changes in circumstances indicate the occurrence of a triggering event.
When assessing goodwill for impairment, we may elect to first perform a qualitative assessment to determine whether it is more likely than not that the fair value of the reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the goodwill impairment test. If we do not perform this qualitative assessment, or if the qualitative assessment indicates it is more likely than not that the fair value of the single reporting unit is less than its carrying amount, we will test goodwill for impairment. If the Company determines the fair value of the reporting unit is less than its carrying amount, a goodwill impairment loss is recognized for the difference. Determining the fair value of a reporting unit involves the use of significant estimates and assumptions. Generally fair value is determined by a multiple of earnings based on the guideline publicly traded business method or on discounting projected future cash flows based on management’s expectations of the current and future operating environment. There were no goodwill impairment charges required for any periods presented.
Cloud computing arrangements that are service contracts:
The Company
has entered
into hosted cloud computing arrangements that are considered to be service contracts and has deferred
certain development costs related to implementing the cloud computing arrangements
. As of December 31, 2021 and 2020, the Company had net deferred implementation costs of $9.7 million and $5.6 million, respectively, which were primarily included in Other assets. A portion of the deferred balances relate to the implementation of a new enterprise resource planning system at 2degrees, which will replace certain of its existing core financial systems.
The Company amortizes the implementation costs over the service contract period of the hosting arrangement. Amortization expense for the implementation costs was $
2.0
million for the year ended December 31, 2021 and is included within General and administrative expenses. Amortization expense for the implementation costs was no
t significant for the year ended December 31, 2020. There was no
amortization of the implementation costs for the year ended December 31, 2019.
Derivative Instruments and Hedging Activities:
We employ risk management strategies, which may include the use of interest rate swaps, cross-currency swaps and forward exchange contracts. We do not hold or enter into derivative instruments for trading or speculative purposes.
Derivatives are recognized in the Consolidated Balance Sheets at fair value. Changes in the fair values of derivative instruments designated as “cash flow” hedges, to the extent the hedges are highly effective, are recorded in Other comprehensive (loss) income. Derivative instruments not qualifying for hedge accounting or ineffective portions of cash flow hedges, if any, are recognized in current period earnings. The Company assesses, both at inception of the hedge and on an ongoing basis, whether derivatives used as hedging instruments are highly effective in offsetting the changes in the fair value or cash flow of the hedged items. If it is determined that a derivative is not highly effective as a hedge or ceases to be highly effective, the Company discontinues hedge accounting prospectively. As of December 31, 2021 and 2020, no derivative instruments were designated for hedge accounting.
Fair Value Measurements:
The Company applies fair value accounting for all financial assets and liabilities and non-financial
assets and liabilities that are recognized or disclosed at fair value in the financial statements on a recurring basis. The Company defines fair value as the price that would be received from selling an asset or would be paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities that are required to be recorded at fair value, the Company considers the principal or most advantageous market in which the Company would transact and the market-based risk measurements or assumptions that market participants would use in pricing the asset or liability, such as inherent risk, transfer restrictions and credit risk.
Warrant Liability:
TIP Inc.’s outstanding warrants are recorded as a liability, as the warrants are written options that are not indexed to common shares of TIP Inc. (the “Common Shares”). The warrant liability is recorded in Other current liabilities and accrued expenses in the Company’s Consolidated Balance Sheets. The offsetting impact is reflected in Accumulated deficit as a result of the reduction of Additional paid in capital to zero with the allocation of opening equity due to the Arrangement. The amount of the warrant liability was $0.1 million and $0.2 million as of December 31, 2021 and 2020, respectively. Any change in fair value of these warrants due to a change in their price during the reporting period is recorded as Change in fair value of warrant liability in the Company’s Consolidated Statements of Oper
a
tions and Comprehensive (Loss) Income. The fair value of the warrant liability is determined each period by utilizing the number of warrants outstanding and the closing trading value of the warrants as of the reporting date. The change in fair value of the warrant liability was insignificant for the years ended December 31, 2021, 2020 and 2019, respectively. Additionally, there were immaterial changes in the warrant liability during the periods due to changes in the exchange rate between the Canadian dollar (the currency in which the warrants are denominated) and United States dollar.
Required Distributions:

Prior to the redemption in October 2021 of Trilogy LLC Class C Units (the “Class C Units”), Trilogy LLC was required to make quarterly distributions to its members on a pro rata basis in accordance with each member’s ownership interest in amounts sufficient to permit members to pay the tax liabilities resulting from allocations of income tax items from Trilogy LLC. Trilogy LLC was in a net taxable loss position for the years ended December 31, 2021, 2020 and 2019; therefore, no tax distributions were made to its members related to these tax years. See Note 10 – Equity.
Revenue Recognition:
The Company derives its revenues primarily from wireless services, fixed broadband services and equipment sales. Revenues are recognized when control of the services and equipment is transferred to our customers in an amount that reflects the consideration we expect to be entitled to in exchange for those services. The Company’s revenue recognition policy follows guidance from Revenue from Contracts with Customers (“Topic 606”).
The Company determines revenue recognition through the following five-step framework:

•	Identification of the contract, or contracts, with a customer;

•	Identification of the performance obligations in each contract;

•	Determination of the transaction price;

•	Allocation of the transaction price to the performance obligations in each contract; and

•	Recognition of revenue when, or as, we satisfy a performance obligation.
Significant Judgments

The most significant judgments affecting the amount and timing of revenue from contracts with our customers include the following items:

•	The assessment of legally enforceable rights and obligations involves judgment and impacts our determination of contractual term, transaction price and related disclosures;

•
Our products are generally sold with a right of return, which is accounted for as variable consideration when estimating the amount of revenue to recognize. Expected device returns are estimated based on historical experience;

•	Identifying distinct performance obligations within our service plans may require significant judgment;

•
For contracts that involve more than one product or service (or multiple performance obligations), determining the standalone selling price for each product or service (or performance obligation) may require significant judgment;

•	Determining costs that we incur to obtain or fulfill a contract may require significant judgment; and

•	For capitalized contract costs, determining the amortization period as well as assessing the indicators of impairment may require significant judgment.
Wireless Services and Related Equipment
The Company enters into contracts with consumer and business customers for postpaid wireless services, prepaid wireless services and wireless equipment. Customers may elect to purchase wireless services or equipment separately or together. For wireless service and wireless equipment contracts entered into within a short period of time, we follow the contract combination guidance and assess the contracts as a single arrangement. The Company generates wireless services revenues from providing access to, and usage of, our wireless communications network. Performance obligations included in a typical wireless service contract with a customer include data, voice and text message services. We recognize revenue using an output method, either as the services are used or as time elapses if doing so reflects the pattern by which we satisfy our performance obligation through the transfer of the service to the customer. Wireless monthly service contracts are billed monthly either in advance or arrears based on a fixed fee.
Prepaid wireless services sold to customers are recorded as deferred revenue prior to the services being provided to the customer or expiration of the obligation to provide the services. When prepaid service credits are not subject to expiration or have not yet expired, the Company estimates breakage (cash consideration received for prepaid services but never expected to be redeemed by customers) based upon historical usage trends. The Company’s policy is to recognize revenue for estimated breakage in proportion to the patterns exercised by the customer.
Postpaid monthly wireless services sold to customers are billed monthly in arrears. Postpaid wireless customer contracts are generally either month-to-month
and cancellable at any time (i.e., open term) or contain terms greater than one month (under a fixed-term plan). Service contracts that exceed one month are generally two years or less. The transaction prices allocated to service performance obligations that are not satisfied or are partially satisfied as of the end of the reporting period are generally related to our fixed-term plans. For postpaid plans where monthly usage exceeds the allowance, the overage usage represents an option held by the customer for incremental services and the usage-based fee is recognized when the customer exercises the option (typically on a month-to-month
basis).
We also generate revenues from the sale of wireless equipment to consumer and business subscribers. Performance obligations associated with a typical wireless equipment contract with a customer include handset and accessory equipment. We recognize revenue at a point in time when the device or accessory is delivered to the customer.
We offer certain postpaid customers the option to pay for devices and accessories in installments using an EIP. We assessed this payment structure and concluded that there is a financing component related to the EIP. However, we have determined that the financing component for certain direct channel customer classes in the postpaid wireless plans is not significant and therefore we have not recorded interest income over the repayment period for these customer transactions.
Fixed broadband Services and Related Equipment
We enter into fixed broadband arrangements with consumer and business subscribers. Fixed broadband service performance obligations include broadband internet services and voice services. We recognize revenue using an output method, as time elapses, because it reflects the pattern by which we satisfy our performance obligation through the transfer of service to the customer. Broadband arrangements are billed monthly. Performance obligations included in a typical fixed broadband contract, as defined by Topic 606, include modem equipment, when sold, and telephone equipment. For these sales, we recognize revenue when the device or accessory is delivered to the customer. We also entered into agreements with subscribers in which we own customer premises equipment, including modems, and lease such equipment to subscribers. For these agreements, the modem equipment is not considered a performance obligation subject to Topic
606
guidance, rather it is a lease component of the contract and is accounted for under the applicable leasing guidance. The lease revenues associated with these agreements are included in Fixed broadband service revenues in the Consolidated Statements of Operations and Comprehensive (Loss) Income and were not significant for the periods presented.
We enter into managed service arrangements with large enterprises and governments. Fixed broadband service performance obligations associated with managed service arrangements include managed network services, internet services and voice services. We recognize revenue using an output method, as time elapses, because it reflects the pattern by which we satisfy our performance obligation through the transfer of service to the customer. Fixed broadband service contracts are billed monthly. In the context of our managed service arrangements, we provide customers with the use of modem and networking equipment to facilitate the internet and networking services. We have determined that as part of managed service arrangements for our New Zealand business, equipment is provided to the customer only to enable the customer to consume the service. At the end of the contract term the customer is required to return the equipment as it may be used by other customers.
Fixed broadband customer contracts are generally either
month-to-month
and cancellable at any time (i.e., open term) or contain terms greater than one month (typically under a fixed-term plan or within managed services arrangements). Service contracts that exceed one month are generally three years or less. The transaction prices allocated to service performance obligations that are not satisfied or are partially satisfied as of the end of the reporting period are generally related to our fixed-term plans.
Equipment
In addition to selling equipment in connection with wireless and fixed broadband service contracts, as discussed above, we also sell equipment on a standalone basis to dealers and resellers for a fixed fee. The performance obligations include handset and accessory equipment. We recognize revenue when the handset or accessory is delivered to the dealer or reseller as the dealer and reseller is our customer. At the time of delivery, the customer acquires legal title, as physical possession and risks and rewards of ownership have been transferred to the customer with no additional conditions to customer acceptance.
Interconnection
Interconnection revenues are generated when calls from other operators terminate in the Company’s networks and are recognized in the period the termination occurs.
Transaction Price and Allocations
We have elected to utilize a practical expedient and account for shipping and handling activities that occur after control of the related good transfers as fulfillment activities instead of assessing such activities as performance obligations. We establish provisions for estimated device returns based on historical experience.
We assess whether the amounts due under our contracts are probable of collection. For those not probable of collection, we do not recognize revenue until the contract is completed and cash is received. Collectability is re-assessed
when there is a significant change in facts or circumstances.
Consideration payable to a customer is treated as a reduction of the total transaction price, unless the payment is in exchange for a distinct good or service, such as certain commissions paid to dealers. As an accounting policy election, we exclude from the measurement of the transaction price all taxes assessed by a governmental authority that are both imposed on and concurrent with a specific revenue-producing transaction and collected from a customer (for example, sales, use, value added and some excise taxes).
We may offer a right of return on our products for a short time period after a sale. These rights are accounted for as variable consideration when determining the transaction price and, accordingly, we recognize revenue based on the estimated amount to which we expect to be entitled net of expected returns. Returns and credits are estimated at contract inception based on historical experience with similar classes of customers and updated at the end of each reporting period as additional information becomes available.
Transaction price is allocated to each performance obligation based on its relative standalone selling price (“SSP”). SSP is the price for which we would sell the good or service on a standalone basis without a promotional discount. Judgment is required to determine the SSP for each distinct performance obligation. In instances where SSP is not directly observable, such as when we do not sell the product or service separately, we determine the SSP using information that may include market conditions, costs plus a margin and other observable inputs.
Warranties and Indemnifications
The Company’s equipment is typically provided with an assurance-type warranty that it will perform in accordance with the Company’s on-line
documentation under normal use and circumstances. The Company includes a service level commitment to its customers, typically regarding certain levels of uptime reliability and performance and if the Company fails to meet those levels, customers can receive credits and in some cases terminate their relationship with the Company. To date, the Company has not had a material amount of credits issued or customers terminate as a result of such commitments.
Contract Modifications
Our service contracts allow customers to modify their contracts without incurring penalties in many cases. Each time a contract is modified we evaluate the change in scope or price of the contract to determine if the modification should be treated as a separate contract, if there is a termination of the existing contract and creation of a new contract, or if the modification should be considered a change associated with the existing contract. We typically do not have significant impacts from contract modifications.
Advertising Costs:
The Company expenses the cost of advertising as incurred. Advertising expense for the years ended December 31, 2021, 2020 and 2019 were $19.7 million, $16.8 million and $18.6 million, respectively.

Defined Contribution Plan:
The Company has a defined contribution plan whereby participants may contribute a portion of their eligible pay to the plan through payroll withholdings. The Company provides matching contributions based on the amount of eligible compensation contributed by the employees. Total contributions by the Company wer
e $0.1 million for each of the years ended December 31, 2021, 2020 and 2019.
Equity-Based Compensation:
The Company measures compensation costs for all equity-based payment awards made to employees based on the estimated fair values at the either the grant date for equity classified awards or quarterly for liability classified awards. Such compensation costs are recognized as an expense over the requisite service period, which is generally the vesting period of the award, net of forfeitures when they occur.
Net (Loss) Earnings Per Share (“EPS”):
EPS is calculated using the
two-class
method, which is an earnings allocation method that determines earnings per share for Common Shares and participating securities. The Company has one class of common stock; however, the Class C Units held by Trilogy LLC members (a noncontrolling interest in Trilogy LLC) are treated as participating securities for purposes of calculating EPS and a two-class
method security due to their
pro-rata
rights to dividends and earnings.
Basic (loss)/income per share (“Basic EPS”) is computed by dividing net (loss)/income, less net (loss)/income available to participating securities, by the basic weighted average Common Shares outstanding.
Diluted (loss)/income per share (“Diluted EPS”) is calculated by dividing attributable net income/(loss) by the weighted average number of Common Shares plus the effect of potential dilutive Common Shares outstanding during the period. Diluted EPS excludes all potentially dilutive units if the effect of their inclusion is anti-dilutive, the attributable service condition was not met, or if the underlying potentially dilutive units are out-of-the-money.
Foreign Currency Remeasurement and Translation:
The functional currency for our Bolivian operation is the U.S. dollar and for our New Zealand operation is the New Zealand dollar, since the majority of the revenues and expenses in those operations are denominated in those currencies. However, portions of the revenues earned and expenses incurred by our subsidiaries are denominated in currencies other than their functional currency. Transactions that involve such other currencies are remeasured into the functional currency based on a combination of both current and historical exchange rates. All foreign currency asset and liability amounts are remeasured at end-of-period
exchange rates, except for nonmonetary items, which are remeasured at historical rates. Foreign currency income and expense are remeasured at average exchange rates in effect during the year, except for expenses related to balance sheet amounts which are remeasured at historical rates. Gains and losses from remeasurement of foreign currency transactions into the functional currency are included in Other, net in our Consolidated Statements of Operations in the period in which they occur.

Our reporting currency is the U.S. dollar. Thus, assets and liabilities from our New Zealand operation are translated from the New Zealand dollar into the U.S. dollar at the exchange rate on the balance sheet date while revenues and expenses are translated at the average exchange rate in the month they occurred. Gains and losses from the translation of our New Zealand operation’s financial statements into U.S. dollars are included in Accumulated other comprehensive income in our Consolidated Balance Sheets.
Income Taxes:
For our taxable subsidiaries, we account for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, we determine deferred tax assets and liabilities on the basis of the differences between the financial statement and tax bases of assets and liabilities by using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.
We recognize deferred tax assets to the extent that we believe that these assets are more likely than not to be realized. In making such a determination, we consider all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning
strategies, and results of recent operations. A valuation allowance is recorded when it is more likely than not that some portion or all of a deferred tax asset will not be realized. When a valuation allowance has previously been recorded and we determine that we expect to be able to realize our deferred tax assets in the future in excess of their net recorded amount, we adjust the deferred tax asset valuation allowance, which reduces the provision for income taxes. During 2019, we removed the valuation allowance on our New Zealand deferred tax assets, with a corresponding income tax benefit, as the deferred tax assets are expected to be realizable. As discussed under “Impact of
COVID-19
on our Business” above, during 2020 management recorded a full valuation allowance against NuevaTel’s beginning of year net deferred tax assets as management concluded that NuevaTel’s deferred tax assets are no longer more likely than not to be realized.
We record uncertain tax positions on the basis of a
two-step
process in which (1) we determine whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not
recognition threshold, we record the largest amount of tax benefit to meet such threshold.
We recognize interest and penalties related to unrecognized tax benefits in the Other, net line in the accompanying Consolidated Statements of Operations and Comprehensive (Loss) Income. Accrued interest and penalties are included in the related tax liability line in the Consolidated Balance Sheets.
Concentrations:
The Company’s revenues are attributable to our international operations. The Company’s operations are subject to various political, economic, and other risks and uncertainties inherent in the countries in which the Company operates. Among other risks, the Company’s operations are subject to the risks of restrictions on transfer of funds; export duties, quotas and embargoes; domestic and international customs and tariffs; changing taxation policies; foreign exchange restrictions; and political conditions and governmental regulations. For key financial information of our subsidiaries in New Zealand and Bolivia, see Note 18 – Segment Information.
Recently Issued Accounting Standards:
As an “emerging growth company” under the Jumpstart Our Business Startups Act of 2012, the Company may defer adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements are made applicable to private companies. The Company intends to use the extended transition period. As a result, the Company’s financial statements may not be comparable to the financial statements of issuers who have adopted these new or revised accounting standards that are applicable to public companies.
In June 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”)
2016-13
related to the measurement of credit losses on financial instruments and has since modified the standard with several ASUs (collectively, the “credit loss standard”). The credit loss standard requires a financial asset (or a group of financial assets) measured at amortized cost basis to be presented at the net amount expected to be collected. The measurement of expected credit losses is based on relevant information about past events, including historical experience, current conditions and reasonable and supportable forecasts that affect the collectability of the reported amount. The credit loss standard will take effect for public entities for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. As amended in ASU
2019-10,
for companies that file under private company guidelines, the credit loss standard will take effect for fiscal years beginning after December 15, 2022, and for interim periods within those fiscal years. Early adoption is permitted for all entities for fiscal years beginning after December 15, 2018. As we continue to be subject to the guidelines applicable to an “emerging growth company” for the near term, we intend to adopt this standard on the date it becomes applicable to private companies. The adoption of this ASU will require a cumulative-effect adjustment to Accumulated deficit as of the beginning of the first reporting period in which the guidance is effective (that is, a modified-retrospective approach). We are currently evaluating the impact this ASU will have on our consolidated financial statements.

In November 2021, the FASB issued ASU
2021-10,
Government Assistance (Topic 832), Disclosures by Business Entities About Government Assistance, which requires entities to provide disclosures on material government assistance transactions for annual reporting periods. The disclosures include information concerning the nature of the assistance, the related accounting policies used to account for government assistance, the effect of government assistance on the entity’s financial statements, and any significant terms and conditions of the agreements, including commitments and contingencies. This new standard is effective for all entities with fiscal years beginning after December 15, 2021 and only impacts annual financial statement footnote disclosures. Therefore, the adoption is not expected to have a material effect on our consolidated financial statements.